Alfred Ayensu-Ghartey
Vice President
and Associate General Counsel
(212) 314-2777

VIA EDGAR

May 2, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company
Structured Capital Strategies® PLUS
Structured Capital Strategies® PLUS GuardSM
File No. 333-283587 CIK #0002039145
Separate Account No. 49
File Nos. 333-216084 and 811-07659; CIK #0001015570

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105